Equity-Accounted Investments (Detail) $ in Millions	Jun. 30, 2019 USD ($)
Equity Method Investments [Member] | Teekay LNG | Newbuildings | Supply Commitment
Long-term Purchase Commitment [Line Items]
Credit facility, maximum borrowing capacity	$ 301